SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds			$ 230,000,000
Proceeds allocated to Public Warrants			(9,813,334)
Issuance costs allocated to Class A ordinary shares			(13,029,901)
Accretion of carrying value to redemption value			28,593,235
Class A ordinary shares subject to possible redemption	$ 236,098,332	$ 236,098,332	235,750,000
Remeasurement of Class A ordinary shares subject to redemption to redemption amount	$ (348,332)	$ 348,332	$ 28,593,235